Share based compensation expenses - Share options issued by Pintec (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	May 31, 2019 $ / shares
Share based compensation expenses
Exercise price		$ 0.000125
Options Outstanding
Granted (in shares) | shares	740,000	16,042,500
Additional Information
Share-based compensation expenses			¥ 3,793	$ 596	¥ 11,898		¥ 17,847
Intrinsic value of options exercised | ¥			¥ 394
Fair value assumptions
Fair value of the underlying shares on the date of option grants	$ 1.4506								$ 1.2785
Second Share Incentive Plan [Member]
Additional Information
Share based compensation by share based payment arrangement percentage of outstanding stock eligible to be issued as stock options			2.00%	2.00%
Options expiration period			10 years	10 years
Service-based share options
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)								$ 0.2018
Additional Information
Share-based compensation expenses | ¥			¥ 3,572		8,186		(5,333)
Intrinsic value of options exercised | ¥			394		¥ 2,365		¥ 46,558
Weighted average grant date fair value of options granted								0.2018
Service-based share options | Jimu Holdings Limited Formerly Known As Pintec Holdings Limited Member [Member]
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)				$ 0		$ 0.1599
Additional Information
Unrecognized share-based compensation expenses | ¥			¥ 84
Weighted average grant date fair value of options granted				$ 0		0.1599
Minimum | Service-based share options
Fair value assumptions
Expected volatility					40.61%		38.78%
Risk-free interest rate					0.73%		1.78%
Expected term (in years)					5 years 6 months
Fair value of the underlying shares on the date of option grants						0.11		0.07
Maximum | Service-based share options
Fair value assumptions
Expected volatility					40.83%		39.90%
Risk-free interest rate					0.87%		2.13%
Exercise multiples					2.20%		2.20%
Expected dividend yield					0.00%		0.00%
Expected term (in years)					6 years 3 months		10 years
Fair value of the underlying shares on the date of option grants						$ 0.18		$ 0.55